Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Investment companies: 98.49%
Affiliated master portfolios: 52.91%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 25,030,622
Allspring Core Bond Portfolio		25,848,869
Allspring Disciplined Large Cap Portfolio		55,337,017
Allspring Emerging Growth Portfolio		4,102,135
Allspring Factor Enhanced Emerging Markets Equity Portfolio		5,045,436
Allspring Factor Enhanced International Equity Portfolio		41,107,213
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		24,624,764
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		6,126,703
Allspring Real Return Portfolio		31,211,161
Allspring Small Company Value Portfolio		4,093,060
		222,526,980
Alternative investment funds: 6.53%
Allspring Alternative Risk Premia Fund Class R6 ♠†	923,750	8,553,924
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2,901,922	18,920,531
		27,474,455
Bond funds: 15.20%
Allspring Global Investment Grade Credit Fund Class R6 ♠	1,437,074	12,416,323
Allspring High Yield Bond Fund Institutional Class ♠	6,316,366	18,443,788
Allspring Income Plus Fund Institutional Class ♠	3,816,945	33,054,741
		63,914,852
Exchange-traded funds: 13.02%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	75,556	2,122,368
iShares Core MSCI EAFE ETF	119,542	6,968,103
iShares Core MSCI Emerging Markets ETF	104,412	5,059,806
iShares Core S&P 500 ETF	58,759	23,337,900
iShares Core S&P Small-Cap ETF	71,368	6,936,970
iShares Core U.S. Aggregate Bond ETF	102,563	10,329,120
		54,754,267
Multi-asset funds: 3.48%
Allspring Diversified Income Builder Fund Class R6 ♠	2,752,417	14,642,860
Stock funds: 7.35%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	881,103	8,114,956
Allspring Emerging Markets Equity Fund Class R6 ♠	265,316	6,375,544
Allspring Premier Large Company Growth Fund Class R6 ♠†	655,801	8,112,263
Allspring Special Large Cap Value Fund Class R6 ♠†	740,650	8,295,283
		30,898,046
Total Investment companies (Cost $420,114,207)		414,211,460

See accompanying notes to portfolio of investments

Allspring Spectrum Moderate Growth Fund  |  1

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.63%
Investment companies: 0.63%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	2,652,135	$ 2,652,135
Total Short-term investments (Cost $2,652,135)				2,652,135
Total investments in securities (Cost $422,766,342)	99.12%			416,863,595
Other assets and liabilities, net	0.88			3,720,265
Total net assets	100.00%			$420,583,860

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$9,053,738	$138,068	$(940,793)	$(72,264)	$375,175	$8,553,924
Allspring Discovery Large Cap Growth Fund Class R6†	9,057,449	304,330	(1,310,418)	(267,942)	331,537	8,114,956
Allspring Diversified Income Builder Fund Class R6	15,800,480	168,725	(618,711)	(98,087)	(609,547)	14,642,860
Allspring Emerging Markets Equity Fund Class R6	6,975,576	122,030	(292,157)	(138,091)	(291,814)	6,375,544
Allspring Global Investment Grade Credit Fund Class R6	13,518,921	114,956	(724,910)	(180,471)	(312,173)	12,416,323
Allspring High Yield Bond Fund Institutional Class	19,995,524	569,794	(1,132,542)	(178,565)	(810,423)	18,443,788
Allspring Income Plus Fund Institutional Class	35,340,494	898,514	(1,986,943)	(219,083)	(978,241)	33,054,741
Allspring Premier Large Company Growth Fund Class R6†	9,060,356	264,274	(1,171,599)	(197,356)	156,588	8,112,263
Allspring Special Large Cap Value Fund Class R6†	9,056,281	86,756	(474,862)	(46,119)	(326,773)	8,295,283
Short-term investments
Allspring Government Money Market Fund Select Class	2,652,135	13,431,880	(13,431,880)	0	0	2,652,135
				$(1,397,978)	$(2,465,671)	$120,661,817

†	Non-income-earning security

See accompanying notes to portfolio of investments

2  |  Allspring Spectrum Moderate Growth Fund

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	923,750	$0
Allspring Discovery Large Cap Growth Fund Class R6†	881,103	0
Allspring Diversified Income Builder Fund Class R6	2,752,417	168,725
Allspring Emerging Markets Equity Fund Class R6	265,316	0
Allspring Global Investment Grade Credit Fund Class R6	1,437,074	76,238
Allspring High Yield Bond Fund Institutional Class	6,316,366	255,836
Allspring Income Plus Fund Institutional Class	3,816,945	276,098
Allspring Premier Large Company Growth Fund Class R6†	655,801	0
Allspring Special Large Cap Value Fund Class R6†	740,650	0
Short-term investments
Allspring Government Money Market Fund Select Class	2,652,135	5,243
		$782,140

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	6.43%	9.04%	$(566,333)	$(168,912)	$115,516	$0	$11,578	$25,030,622
Allspring Core Bond Portfolio	0.56	0.55	(549,632)	(378,081)	180,270	0	4,879	25,848,869
Allspring Disciplined Large Cap Portfolio	22.77	22.76	228,543	(3,464,658)	0	275,418	4,131	55,337,017
Allspring Emerging Growth Portfolio	1.20	1.10	(144,843)	259,337	0	2,778	1,350	4,102,135
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.09	4.44	(174,371)	(400,656)	0	83,625	728	5,045,436
Allspring Factor Enhanced International Equity Portfolio	8.37	9.00	(607,492)	(4,530,905)	0	221,815	5,796	41,107,213
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	4.58	5.15	847,651	(2,106,878)	0	102,794	2,196	24,624,764
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	4.49	5.06	(45,284)	(120,245)	0	26,859	783	6,126,703
Allspring Real Return Portfolio	14.43	14.55	(30,898)	(1,642,363)	706,121	30,579	1,026	31,211,161
Allspring Small Company Value Portfolio	0.76	0.71	40,646	(311,126)	0	19,889	1,291	4,093,060
			$(1,002,013)	$(12,864,487)	$1,001,907	$763,757	$33,758	$222,526,980
See accompanying notes to portfolio of investments

Allspring Spectrum Moderate Growth Fund  |  3

Portfolio of investments—August 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	173	9-16-2022	$12,086,948	$12,717,230	$630,282	$0
E-Mini Energy Select Sector Futures	67	9-16-2022	5,221,084	5,616,610	395,526	0
MSCI Emerging Markets Index	174	9-16-2022	8,782,935	8,542,530	0	(240,405)
Australian Dollar Futures	134	9-19-2022	9,634,978	9,175,650	0	(459,328)
Japanese Yen Futures	138	9-19-2022	12,752,754	12,451,050	0	(301,704)
10-Year U.S. Treasury Notes	489	12-20-2022	57,579,759	57,167,156	0	(412,603)
Short
E-Mini Russell 2000 Index	(48)	9-16-2022	(4,572,260)	(4,427,040)	145,220	0
E-Mini S&P 500 Index Futures	(195)	9-16-2022	(40,085,561)	(38,575,875)	1,509,686	0
Euro Stoxx 50 Index	(175)	9-16-2022	(6,136,083)	(6,190,494)	0	(54,411)
MSCI EAFE Index	(77)	9-16-2022	(7,217,771)	(7,034,335)	183,436	0
MSCI Emerging Markets Index	(52)	9-16-2022	(2,578,901)	(2,552,940)	25,961	0
British Pound Futures	(120)	9-19-2022	(9,440,016)	(8,713,500)	726,516	0
Euro FX Futures	(100)	9-19-2022	(12,768,382)	(12,570,000)	198,382	0
U.S. Ultra Treasury Bonds	(101)	12-20-2022	(15,127,679)	(15,099,500)	28,179	0
					$3,843,188	$(1,468,451)
See accompanying notes to portfolio of investments

4  |  Allspring Spectrum Moderate Growth Fund

Notes to portfolio of investments—August 31, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring Spectrum Moderate Growth Fund  |  5

Notes to portfolio of investments—August 31, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$191,684,480	$0	$0	$191,684,480
Short-term investments
Investment companies	2,652,135	0	0	2,652,135
Investments measured at net asset value*				222,526,980
	194,336,615	0	0	416,863,595
Futures contracts	3,843,188	0	0	3,843,188
Total assets	$198,179,803	$0	$0	$420,706,783
Liabilities
Futures contracts	$1,468,451	$0	$0	$1,468,451
Total liabilities	$1,468,451	$0	$0	$1,468,451

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $222,526,980 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2022, $4,572,747 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation

6  |  Allspring Spectrum Moderate Growth Fund